Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 283,854	$ 128,193
Valuation allowance	(283,854)	(128,193)
Net deferred tax assets